Related Parties Transaction (Tables)	12 Months Ended
Feb. 28, 2022
Related Party Transactions [Abstract]
Schedule of related parties transactions

	February 28, 2022	February 28, 2021
Loan payables
Mr. Liew Yow Ming	$—	$1,654,207